                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06683

Morgan Stanley Health Sciences Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

       NUMBER OF
        SHARES                                                                                    VALUE
   -------------------                                                                    ---------------------

                         COMMON STOCKS (93.3%)
                         Biotechnology (22.8%)
        109,990          Amgen Inc.*                                                                $7,446,323
        132,500          Amylin Pharmaceuticals, Inc.*                                               5,770,375
        160,000          Celgene Corp.*                                                              6,745,600
        108,410          Genentech, Inc.*                                                            8,641,361
        203,400          Gen-Probe Inc.*                                                            10,875,798
        117,200          Genzyme Corp.*                                                              7,167,952
         64,500          Gilead Sciences, Inc.*                                                      3,708,750
         53,750          ImClone Systems, Inc.*                                                      1,940,375
        411,000          Millennium Pharmaceuticals, Inc.*                                           3,731,880
         74,900          Neurocrine Biosciences, Inc.*                                               4,296,264
        427,700          NPS Pharmaceuticals, Inc.*                                                  3,665,389
        142,400          OSI Pharmaceuticals Inc.*                                                   3,783,568
        301,500          PDL Biopharrma Inc.*                                                        8,677,170
        519,000          Serono SA (ADR) (Switzerland)                                               8,475,270
                                                                                          ---------------------
                                                                                                    84,926,075
                                                                                          ---------------------
                         Electronic Equipment/Instruments (2.8%)
        273,800          Thermo Electron Corp.*                                                     10,552,252
                                                                                          ---------------------

                         Hospital/Nursing Management (1.5%)
        677,500          Tenet Healthcare Corp.*                                                     5,636,800
                                                                                          ---------------------

                         Managed Health Care (3.5%)
        226,300          Caremark Rx, Inc.*                                                         10,307,965
         56,328          UnitedHealth Group Inc.                                                     2,801,755
                                                                                          ---------------------
                                                                                                    13,109,720
                                                                                          ---------------------
                         Medical Specialties (22.8%)
         30,700          Alcon, Inc. (Switzerland)                                                   3,122,497
        216,800          Applera Corp. - Applied Biosystems Group                                    6,252,512
        108,600          Bard (C.R.), Inc.                                                           8,086,356
        325,200          Baxter International, Inc.                                                 12,260,040
        198,700          Dade Behring Holdings, Inc.                                                 7,749,300
        177,580          Fisher Scientific International, Inc.*                                     12,528,269
        249,834          Medtronic, Inc.                                                            12,521,680
         30,000          Nobel Biocare Holding AG Bearer                                             7,409,944
        189,900          St. Jude Medical, Inc.*                                                     7,497,252
        147,400          Varian Medical Systems, Inc.*                                               7,720,812
                                                                                          ---------------------
                                                                                                    85,148,662
                                                                                          ---------------------
                         Pharmaceuticals: Major (31.5%)
        247,100          Abbott Laboratories                                                        10,561,054
        225,250          Bristol-Myers Squibb Co.                                                    5,716,845
        208,900          GlaxoSmithKline PLC (ADR) (United Kingdom)                                 11,882,232
        159,300          Johnson & Johnson                                                           9,336,573
        174,740          Lilly (Eli) & Co.                                                           9,247,241
        270,700          Merck & Co., Inc.                                                           9,317,494
        228,200          Novartis AG (ADR) (Switzerland)*                                           13,123,782
        465,368          Pfizer, Inc.                                                               11,787,771
         84,900          Roche Holding AG                                                           13,047,329
        481,300          Schering-Plough Corp.                                                       9,298,716
        290,200          Wyeth                                                                      14,124,034
                                                                                          ---------------------
                                                                                                   117,443,071
                                                                                          ---------------------
                         Pharmaceuticals: Other (5.3%)
        204,100          Forest Laboratories, Inc.*                                                  8,241,558
        286,300          Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                         11,595,150
                                                                                          ---------------------
                                                                                                    19,836,708
                                                                                          ---------------------

                         Services to the Health Industry (3.1%)
        199,200          Laboratory Corp. of America Holdings*                                      11,374,320
                                                                                          ---------------------

                         TOTAL COMMON STOCKS
                          (Cost $267,271,719)                                                      348,027,608
                                                                                          ---------------------
       PRINCIPAL
       AMOUNT IN
       THOUSANDS
   -------------------
                          SHORT-TERM INVESTMENT (6.8%)
                          REPURCHASE AGREEMENT
        $25,381           Joint repurchase agreement account
                          4.775% due 05/01/06 (dated 4/28/06;
                          proceeds $25,391,100) (a)
                          (Cost $25,381,000)                                                        25,381,000
                                                                                           ---------------------

                          TOTAL INVESTMENTS
                            (Cost $292,652,719) (b)                               100.1%           373,408,608
                          LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.1)              (496,630)
                                                                                 -------------------------------
                          NET ASSETS                                              100.0%          $372,911,978
                                                                                 ===============================

--------------------------------------------------------------------------------
     ADR       American Depositary Receipt.
      *        Non-income producing security.
     (a)       Collateralized by federal agency and U.S. Treasury obligations.
     (b)       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciationis $83,653,594 and the aggregate gross unrealized depreciation is $2,897,705 resulting in net unrealized appreciation of $80,755,889.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.        I have reviewed this report on Form N-Q of Morgan Stanley Health
          Sciences Trust;

2.        Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.        Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.        The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Omitted;

          (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.        The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 20, 2006
                                     /s/ Ronald E. Robison
                                           Ronald E. Robison
                                           Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.        I have reviewed this report on Form N-Q of Morgan Stanley Health
          Sciences Trust;

2.        Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.        Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.        The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Omitted;

          (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.        The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 20, 2006
                                              /s/ Francis Smith
                                              Francis Smith
                                              Principal Financial Officer

                                       5